Commitments and Contingencies	12 Months Ended
Oct. 25, 2015
Commitments and Contingencies
Commitments and Contingencies

NOTE N

Commitments and Contingencies

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 25, 2015, to make purchases, assuming current price levels, as follows:

(in thousands)
2016	$ 1,427,178
2017	959,812
2018	688,677
2019	449,439
2020	326,233

Later Years	293,510

Total	$ 4,144,849

Purchases under these contracts for fiscal years 2015, 2014, and 2013 were $1.6 billion, $2.2 billion, and $2.0 billion, respectively.

The Company has noncancelable operating lease commitments on facilities and equipment at October 25, 2015, as follows:

(in thousands)

2016	$ 11,250
2017	6,041
2018	4,586
2019	3,545
2020	3,034

Later Years	6,738

Total	$ 35,194

The Company expensed $22.4 million, $21.1 million, and $21.6 million for rent in fiscal years 2015, 2014, and 2013, respectively.

The Company has commitments to expend approximately $254.3 million to complete construction in progress at various locations as of October 25, 2015.

The Company also has purchase obligations that are not reflected in the consolidated statements of financial position, representing open purchase orders and contracts related to the procurement of raw materials, supplies, and various services. As of October 25, 2015, commitments related to those purchase orders, and all known contracts exceeding $1.0 million, are shown below. The Company primarily purchases goods and services on an as-needed basis and therefore, amounts in the table represent only a portion of expected future cash expenditures.

(in thousands)
2016	$ 518,158
2017	28,212
2018	27,102
2019	2,794
2020	1,931

Later Years	8,866

Total	$ 587,063

The Company is involved on an ongoing basis in litigation arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.